GOF P6 11/17

SUPPLEMENT DATED NOVEMBER 16, 2017

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH OF THE LISTED FUNDS

FRANKLIN FUND ALLOCATOR SERIES

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin LifeSmartTM Retirement Income Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin LifeSmartTM 2055 Retirement Target Fund

The prospectus is amended as follows:

I.          The “Fund Summaries – Franklin Conservative Allocation Fund – Portfolio Managers” section on page 10 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since 2000.

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

II.          The “Fund Summaries – Franklin Moderate Allocation Fund – Portfolio Managers” section on page 20 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since 2000.

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

III.         The “Fund Summaries – Franklin Growth Allocation Fund – Portfolio Managers” section on page 29 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since 2000.

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

IV.        The “Fund Summaries – Franklin LifeSmartTM 2020 Retirement Target Fund – Portfolio Managers” section on page 23 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2013).

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

V.         The “Fund Summaries – Franklin LifeSmartTM 2025 Retirement Target Fund – Portfolio Managers” section on page 33 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2006).

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

VI.        The “Fund Summaries – Franklin LifeSmartTM 2030 Retirement Target Fund – Portfolio Managers” section on page 43 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2013).

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

VII.       The “Fund Summaries – Franklin LifeSmartTM 2035 Retirement Target Fund – Portfolio Managers” section on page 53 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2006).

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

VIII.       The “Fund Summaries – Franklin LifeSmartTM 2040 Retirement Target Fund – Portfolio Managers” section on page 63 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2013).

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

IX.        The “Fund Summaries – Franklin LifeSmartTM 2045 Retirement Target Fund – Portfolio Managers” section on page 73 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2006).

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

X.         The “Fund Summaries – Franklin LifeSmartTM 2050 Retirement Target Fund – Portfolio Managers” section on page 83 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2013).

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

XI.        The “Fund Summaries – Franklin LifeSmartTM 2055 Retirement Target Fund – Portfolio Managers” section on page 93 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2015).

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

XII.       The “Fund Summaries – Franklin LifeSmartTM Retirement Income Fund – Portfolio Managers” section on page 12 is replaced with the following:

Portfolio Managers

T. Anthony Coffey, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2006).

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

XIII.       For Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund, the following replaces the information beginning on pages 55 in the “Fund Details – Management” section:

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Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is each Fund's investment manager. Together, Advisers and its affiliates manage, as of October 31, 2017, over $753 billion in assets, and have been in the investment management business since 1947.

The portfolio managers responsible for each Fund's management are:

T. Anthony Coffey, CFA   Vice President of Advisers

Mr. Coffey has been a co-lead portfolio manager of the Fund since 2012. He joined Franklin Templeton Investments in 1989.

Thomas A. Nelson, CFA   Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since 2012. He joined Franklin Templeton Investments in 2007.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

XIV.      For Franklin LifeSmartTM Retirement Income Fund, Franklin LifeSmartTM 2020 Retirement Target Fund, Franklin LifeSmartTM 2025 Retirement Target Fund, Franklin LifeSmartTM 2030 Retirement Target Fund, Franklin LifeSmartTM 2035 Retirement Target Fund, Franklin LifeSmartTM 2040 Retirement Target Fund, Franklin LifeSmartTM 2045 Retirement Target Fund, Franklin LifeSmartTM 2050 Retirement Target Fund and Franklin LifeSmartTM 2055 Retirement Target Fund, the following replaces the information beginning on pages 128 in the “Fund Details – Management” section:

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is each Fund's investment manager. Together, Advisers and its affiliates manage, as of October 31, 2017, over $753 billion in assets, and have been in the investment management business since 1947.

The portfolio managers responsible for each Fund's management are:

T. Anthony Coffey, CFA   Vice President of Advisers

Mr. Coffey has been a co-lead portfolio manager of the Fund since inception. He joined Franklin Templeton Investments in 1989.

Thomas A. Nelson, CFA   Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since 2011, with respect to the Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund and Franklin LifeSmart™ 2045 Retirement Target Fund, or since inception. He joined Franklin Templeton Investments in 2007.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement with your prospectus for future reference.

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